TAXATION - Details of the net income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
TAXATION
Estimated taxable income of the Company	Rp 6,340		Rp 11,039	Rp 11,593
Total income tax expense - current	8,796	$ 571	9,259	9,556
Net income tax benefit - deferred	(9)	(1)	(549)	84
Net income tax expense	Rp 8,787	$ 570	8,710	9,640
Change in tax rate	3.00%	3.00%
Domestic Corporate Taxpayers
TAXATION
Applicable tax rate	22.00%	22.00%
The Company
TAXATION
Corporate income tax	Rp 1,205		2,098	2,202
Final tax expense	66		36	34
Total income tax expense - current	1,271		2,134	2,236
Net income tax benefit - deferred	Rp 504		Rp (102)	Rp (614)
Threshold percentage of interest owned by public	40.00%	40.00%
Applicable tax rate	19.00%	19.00%	19.00%	19.00%
The Company | Net periodic pension and other post-employment benefits costs and provision for employee benefits
TAXATION
Net income tax benefit - deferred	Rp 196		Rp 25	Rp (134)
The Company | Leases
TAXATION
Net income tax benefit - deferred	0		(1)	(1)
The Company | Depreciation and gain on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred	285		(174)	(217)
The Company | Allowance for expected credit losses
TAXATION
Net income tax benefit - deferred	54		10	(71)
The Company | Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)
TAXATION
Net income tax benefit - deferred	(5)		(13)
The Company | Amortization of (addition to) deferred installation fee
TAXATION
Net income tax benefit - deferred	(1)		(20)	(64)
The Company | Amortization of intangible assets, land rights and others
TAXATION
Net income tax benefit - deferred	(6)		(1)	1
The Company | Provision for employee benefits
TAXATION
Net income tax benefit - deferred	(7)		96	(111)
The Company | Contract cost
TAXATION
Net income tax benefit - deferred	(12)		(24)	(17)
Subsidiaries
TAXATION
Corporate income tax	7,524		7,125	7,318
Final tax expense	1			2
Total income tax expense - current	7,525		7,125	7,320
Net income tax benefit - deferred	Rp (513)		Rp (447)	Rp 698
Applicable tax rate	22.00%	22.00%	22.00%	22.00%
Telkomsel
TAXATION
Net income tax benefit - deferred	Rp (396)		Rp (432)	Rp 587
Telkomsel | Leases
TAXATION
Net income tax benefit - deferred	200		58	(84)
Telkomsel | Depreciation and gain on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred	(122)		(178)	100
Telkomsel | Allowance for expected credit losses
TAXATION
Net income tax benefit - deferred	(61)		35	103
Telkomsel | Fair value measurement of other financial instruments
TAXATION
Net income tax benefit - deferred	(7)		(542)	549
Telkomsel | Amortization of license
TAXATION
Net income tax benefit - deferred	25		(6)	28
Telkomsel | Provision for employee benefits
TAXATION
Net income tax benefit - deferred	(168)		(33)	(128)
Telkomsel | Contract liabilities
TAXATION
Net income tax benefit - deferred	(217)			(9)
Telkomsel | Contract cost
TAXATION
Net income tax benefit - deferred	(5)			27
Telkomsel | Other financial instruments
TAXATION
Net income tax benefit - deferred	(41)		234	1
Subsidiaries - others
TAXATION
Net income tax benefit - deferred	Rp (117)		Rp (15)	Rp 111